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Aspiriant Risk-Managed Equity Allocation Fund
Aspiriant Risk-Managed Equity Allocation Fund
Investment Objective

The Aspiriant Risk-Managed Equity Allocation Fund (the “Fund” or “Equity Allocation Fund”) seeks to achieve long-term capital appreciation while considering federal tax implications of investment decisions.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Aspiriant Risk-Managed Equity Allocation Fund	Advisor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as percentage of amount redeemed)	none	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Aspiriant Risk-Managed Equity Allocation Fund		Advisor Shares	Institutional Shares [1]
Management Fees		0.24%	0.24%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.18%	0.18%
Acquired Fund Fees and Expenses	[2]	0.69%	0.69%
Total Annual Operating Expenses		1.11%	1.36%
Fee Waivers	[3]	(0.13%)	(0.13%)
Total Annual Operating Expenses After Fee Waivers		0.98%	1.23%
[1]	Estimated for current fiscal year.
[2]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% and administrative services fee from 0.10% to 0.05% through July 31, 2025. Each arrangement may be terminated only by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aspiriant Risk-Managed Equity Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares	100	340	599	1,340
Institutional Shares	125	418	732	1,624

Portfolio Turnover

The Equity Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Equity Allocation Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund may invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e., rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets, which are considered developed or emerging based upon the market definition used by the MSCI ACWI Index (the “MSCI Index”). The Fund may invest in companies of any market capitalization.

The Fund seeks to achieve its investment objective by investing in securities that the Adviser believes offer the most attractive return vs. risk opportunities. The Fund’s assets are allocated to various sub-advisers and invested directly in other investment companies or pooled investment vehicles (“Underlying Funds”, such as U.S. and foreign open-end and closed-end funds, exchange-traded funds, and private funds) based on equity asset class forecasts used by the Adviser and its assessment of the risks of such asset classes. A key component of those forecasts is the Adviser’s expectation that valuations ultimately revert to their fundamental fair value. The Adviser changes the Fund’s allocations in response to changes in the Adviser’s investment outlook and in financial market valuations. The Adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

For a portion of its investments, which may be significant, the Fund may seek to reduce the volatility of its net asset value relative to the MSCI Index, with respect to global securities, or to the S&P 500 Index (the “S&P 500” and with the MSCI Index, the “Benchmarks”), with respect to domestic securities, by using a global or domestic low volatility strategy that focuses on lower volatility equities through the use of risk models. The use of risk models refers to the use of a consistent process based on Models and Data (described below) to invest in securities that exhibit below average forecasted risk characteristics in order to achieve market-like returns with less volatility than the relevant Benchmark over a full market cycle. The Adviser considers a full market cycle to be the period between two peaks, which includes both a bear and a bull market and generally spans 7 to 10 years.

The Fund also pursues low volatility strategies by investing in Underlying Funds that seek to reduce volatility and achieve market-like returns by investing in equity securities believed to exhibit lower volatility than the relevant Benchmark over a full market cycle.

In addition, the Fund may use a significant portion of its assets to seek to reduce volatility relative to the MSCI Index, with respect to global securities, or to the S&P 500 Index, with respect to domestic securities, by using a global or domestic quality strategy that focuses on lower risk and high quality equities. The Fund considers high quality equities to be equities of fundamentally strong companies with established track records of historical profitability that are able to outgrow an average company over time. The global quality strategy seeks to provide diversified exposure to high quality global companies, while the domestic quality strategy seeks to provide diversified exposure to high quality U.S. companies. The quality strategy may focus on security selection that could be considered growth investing or value investing. The quality strategy may tilt a portion of the Fund’s portfolio toward stocks that have lower volatility, lower earnings variation, lower leverage, and higher earnings yield versus the MSCI Index for the global quality strategy and the S&P 500 for the domestic quality strategy.

The Fund also pursues a quality strategy by investing in Underlying Funds that seek to reduce volatility by investing in equity securities believed to be of high quality.

In addition, the Fund pursues a long/short equity strategy by investing in Underlying Funds that seek to reduce volatility and achieve capital appreciation over a full market cycle by investing long and short in domestic and global equity securities.

When investing in Underlying Funds, the Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses.

Given the complexity of the investments and strategies of the Equity Allocation Fund, certain of the sub-advisers rely heavily on quantitative models (both proprietary models developed by the sub-adviser and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments by helping to determine the expected returns of securities.

In constructing the Fund’s investment portfolio, certain sub-advisers consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. This approach is commonly referred to as a tax-managed approach and aims to limit the effect of federal income tax on investment returns by delaying and minimizing the realization of net capital gains and by maximizing the extent to which any realized net capital gains are long-term in nature. This tax-managed approach may only apply to a portion of the Fund’s portfolio.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Equity Allocation Fund’s Advisor Shares. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. Performance of the Institutional Shares is not shown because it has not commenced operations. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below will show changes in the Fund’s Advisor Shares’ performance from year-to-year.

Calendar Year Total Returns for Advisor Shares*

*	Advisor Shares year-to-date total return as of March 31, 2024 was 7.59%.

Best Quarter:	9.76% December 31, 2022
Worst Quarter:	(16.79%) March 31, 2020

The table below shows how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Aspiriant Risk-Managed Equity Allocation Fund	1 Year	5 Years	10 Years
Advisor Shares	16.17%	6.94%	5.70%
Advisor Shares | After Taxes on Distributions	14.65%	6.06%	4.93%
Advisor Shares | After Taxes on Distributions and Sales	10.44%	5.32%	4.38%
MSCI ACWI (reflects no deduction of fees, expenses or taxes)	22.20%	11.72%	7.93%

Aspiriant Risk-Managed Equity Allocation Fund | Risk Lose Money [Member]
Because the value of your investment in the Equity Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Aspiriant Risk-Managed Equity Allocation Fund | Asset Allocation Risk

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among various asset classes and underlying investments. The Fund will be exposed to risks of the asset classes, underlying investments, and financial markets in which it invests. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it at any point in time.

Aspiriant Risk-Managed Equity Allocation Fund | Emerging Markets Risk

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Aspiriant Risk-Managed Equity Allocation Fund | Foreign Securities and Currencies Risk

Foreign Securities and Currencies Risk: The prices of foreign securities, including depositary receipts and foreign funds, may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Aspiriant Risk-Managed Equity Allocation Fund | Illiquid Investments Risk

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid.

Aspiriant Risk-Managed Equity Allocation Fund | Investment Style Risk

Investment Style Risk: The risk that securities selected as part of a low volatility or quality strategy and growth or value investing style may underperform other segments of the equity markets or the equity markets as a whole. Low volatility and quality investing tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions. Similarly, the growth or value assessment of a company may not be accurate. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Aspiriant Risk-Managed Equity Allocation Fund | Management and Operational Risk

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund’s operations.

Aspiriant Risk-Managed Equity Allocation Fund | Market Risk

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Aspiriant Risk-Managed Equity Allocation Fund | Models and Data Risk

Models and Data Risk: When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by a sub-adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Aspiriant Risk-Managed Equity Allocation Fund | Political and Economic Risks

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Aspiriant Risk-Managed Equity Allocation Fund | Small and Mid Cap Company Risk

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Aspiriant Risk-Managed Equity Allocation Fund | Tax Managed Investment Risk

Tax-Managed Investment Risk: Market conditions may limit the Fund’s ability to implement its tax-managed approach. For example, market conditions may limit the Fund’s ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates, or dividends eligible for the dividends received deduction for corporations. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before or after consideration of federal income tax consequences as non-tax managed funds.

Aspiriant Risk-Managed Equity Allocation Fund | Underlying Fund Risk

Underlying Fund Risk: The actual cost of investing in Underlying Funds may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Aspiriant Risk-Managed Equity Allocation Fund | Principal Risks of Underlying Funds

Principal Risks of Underlying Funds

Below is a summary of the principal risks of investing in the Equity Allocation Fund as a result of its investments in the Underlying Funds. References in this section to a “fund” are to the Underlying Funds in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds.

Aspiriant Risk-Managed Equity Allocation Fund | Counterparty Risk

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty’s or third party’s credit risk and ability to perform in accordance with the terms of the transaction.

Aspiriant Risk-Managed Equity Allocation Fund | Derivatives Risk

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund’s derivate strategies and, for these and other reasons, a fund’s derivative strategies may not reduce the fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Aspiriant Risk-Managed Equity Allocation Fund | Focused Investment Risk

Focused Investment Risk: Investments focused in a limited number of countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. If a fund invests in the securities of a limited number of issuers, a decline in the market price of a particular security held by the fund may affect the fund’s performance more than if the fund invested in the securities of a larger number of issuers.

Aspiriant Risk-Managed Equity Allocation Fund | Large Shareholder Risk

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund’s operations.

Aspiriant Risk-Managed Equity Allocation Fund | Leverage Risk

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Aspiriant Risk-Managed Equity Allocation Fund | Short Sale Risk

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund’s potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Aspiriant Risk-Managed Municipal Bond Fund
Aspiriant Risk-Managed Municipal Bond Fund
Investment Objective

The Aspiriant Risk-Managed Municipal Bond Fund (the “Fund” or “Municipal Bond Fund”) seeks total return on investment through income exempt from regular federal income taxes and through capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Aspiriant Risk-Managed Municipal Bond Fund Aspiriant Risk-Managed Municipal Bond Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Aspiriant Risk-Managed Municipal Bond Fund Aspiriant Risk-Managed Municipal Bond Fund Shares
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.11%	[1]
Total Annual Operating Expenses	0.59%
Fee Waivers	(0.12%)	[2]
Total Annual Operating Expenses After Fee Waivers	0.47%
[1]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its advisory fee from 0.27% to 0.21% and administrative services fee from 0.10% to 0.04% through July 31, 2025. Each arrangement may be terminated only by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares | USD ($)	48	177	317	726

Portfolio Turnover

The Municipal Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, under normal market conditions, the Municipal Bond Fund invests at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands, and Guam). The Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to corporate or non-corporate shareholders. The Fund may invest in bonds of any maturity and duration.

The Fund may invest significantly in high yield municipal securities, which are securities rated below investment grade (BB/Ba or lower at the time of purchase) or, if unrated, judged to be of comparable quality by the Fund’s sub-advisers. High yield securities are commonly referred to as junk bonds and are considered speculative.

The Fund also invests in investment grade municipal and other securities, preferred securities, taxable municipals, and pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that invest primarily in securities of the types in which the Fund may invest directly. In addition, for hedging purposes, the Fund may invest in structured notes and other derivatives such as futures contracts, options on futures contracts, swap agreements (including interest rate swaps, total return swaps and credit default swaps), and options on swap agreements.

The Fund may invest in all types of municipal securities, including general obligation bonds, revenue bonds, and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may also invest in municipal forwards, which are contracts to purchase municipal securities for a specified price at a future date later than the normal settlement date.

The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are designed to increase the Fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished. Holders of inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage. The Fund may invest in inverse floaters that create effective leverage of up to 30% of the Fund’s total investment exposure. The Fund will only invest in inverse floating rate securities whose underlying bonds are rated A or higher.

The sub-advisers use a research-intensive investment process to identify higher-yielding and undervalued municipal bonds that offer above-average total return. The sub-advisers’ allocation within the municipal markets and among non-municipal markets is based on its macroeconomic outlook, relative valuation estimates among the various markets, and tax-adjusted total return estimates among alternative investment opportunities. The sub-advisers may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The Adviser may change the Fund’s exposures from time-to-time, which in turn results in higher or lower levels of risk. In managing the Fund’s exposures, the Adviser considers a number of economic factors including valuation levels of publicly traded securities. For example, the Fund’s exposure to investment grade securities and high yield securities will vary depending on the market environment. In addition to varying its exposures, the Fund may also hold certain derivative positions intended to increase or decrease the risk of the Fund. For example, the Fund may enter into an interest rate swap designed to increase or decrease its sensitivity to prevailing interest rate levels.

Principal Risks
Performance Information

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On July 1, 2015, simultaneous with the commencement of the Fund’s investment operations, the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund, converted into the Fund. The performance information shown below prior to July 1, 2015 is that of the Private Fund. The performance information for the Private Fund reflects the maximum fees and expenses that could have been charged to the Private Fund. The Private Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance.

Calendar Year Total Returns*

*	Year-to-date total return as of March 31, 2024 was 0.56%.

Best Quarter:	6.61% December 31, 2023
Worst Quarter:	(5.43%) March 31, 2022

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Aspiriant Risk-Managed Municipal Bond Fund	1 Year	5 Years	10 Years
Aspiriant Risk-Managed Municipal Bond Fund Shares	6.15%	2.55%	3.62%
Aspiriant Risk-Managed Municipal Bond Fund Shares | After Taxes on Distributions	6.04%	2.49%	3.58%
Aspiriant Risk-Managed Municipal Bond Fund Shares | After Taxes on Distributions and Sales	5.07%	2.77%	3.50%
Bloomberg Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	6.40%	2.25%	3.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Aspiriant Risk-Managed Municipal Bond Fund | Risk Lose Money [Member]
Because the value of your investment in the Municipal Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Aspiriant Risk-Managed Municipal Bond Fund | Illiquid Investments Risk

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid.

Aspiriant Risk-Managed Municipal Bond Fund | Management and Operational Risk

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund’s operations.

Aspiriant Risk-Managed Municipal Bond Fund | Market Risk

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Aspiriant Risk-Managed Municipal Bond Fund | Political and Economic Risks

Political and Economic Risks: The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. If the Fund invests significantly in municipal bonds from a particular state or U.S. territory, such as Puerto Rico, the Fund would be more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that location.

Aspiriant Risk-Managed Municipal Bond Fund | Underlying Fund Risk

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Aspiriant Risk-Managed Municipal Bond Fund | Principal Risks of Underlying Funds

Principal Risks of Underlying Funds

Below is a summary of the principal risks of investing in the Municipal Bond Fund as a result of its investments in the Underlying Funds. References in this section to a “fund” are to the Underlying Funds in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds.

Aspiriant Risk-Managed Municipal Bond Fund | Counterparty Risk

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty’s or third party’s credit risk and ability to perform in accordance with the terms of the transaction.

Aspiriant Risk-Managed Municipal Bond Fund | Derivatives Risk

Derivatives Risk: The use of derivatives by the Fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of the Fund’s derivate strategies and, for these and other reasons, the Fund’s derivative strategies may not reduce the Fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Aspiriant Risk-Managed Municipal Bond Fund | Leverage Risk

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Aspiriant Risk-Managed Municipal Bond Fund | Short Sale Risk

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund’s potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Aspiriant Risk-Managed Municipal Bond Fund | Asset Backed Securities Risk
Call Risk: If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.
Aspiriant Risk-Managed Municipal Bond Fund | Credit Risk

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because the Fund may significantly invest in high yield securities, the Fund’s credit risks are greater than those of funds that buy only investment grade securities.

Aspiriant Risk-Managed Municipal Bond Fund | Defaulted Securities Risk

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Aspiriant Risk-Managed Municipal Bond Fund | Extension Risk Member

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Aspiriant Risk-Managed Municipal Bond Fund | High Yield Securities Risk

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. The Fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, the Fund may lose its entire investment.

Aspiriant Risk-Managed Municipal Bond Fund | Income Risk
Income Risk: The Fund’s income could decline during periods of falling interest rates.
Aspiriant Risk-Managed Municipal Bond Fund | Interest Rate Risk

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Aspiriant Risk-Managed Municipal Bond Fund | Inverse Floaters Risk

Inverse Floaters Risk: The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Aspiriant Risk-Managed Municipal Bond Fund | Municipal Lease Obligations Risk

Municipal Lease Obligations Risk: Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Aspiriant Risk-Managed Municipal Bond Fund | Preferred Securities Risk

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Aspiriant Risk-Managed Municipal Bond Fund | Prepayment Risk

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a fund’s higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Aspiriant Risk-Managed Municipal Bond Fund | Restricted Securities Risk

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Aspiriant Risk-Managed Municipal Bond Fund | Tax Risk

Tax Risk: The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its sub-advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. Interest from municipal bonds held by the Fund could become subject to regular federal income tax because of, among other things, unfavorable changes in tax laws, adverse interpretations by regulatory authorities, or noncompliant conduct by bond issuers. The Fund may not be a preferable investment for individual retirement accounts (“IRAs”) and other tax-deferred arrangements.

Aspiriant Risk-Managed Municipal Bond Fund | Zero Coupon Bonds Risk

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Aspiriant Defensive Allocation Fund
Aspiriant Defensive Allocation Fund
Investment Objective

The Aspiriant Defensive Allocation Fund (the “Fund” or “Defensive Allocation Fund”) seeks to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Aspiriant Defensive Allocation Fund Aspiriant Defensive Allocation Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Aspiriant Defensive Allocation Fund Aspiriant Defensive Allocation Fund Shares
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	3.94%	[1]
Total Annual Operating Expenses	4.21%
Fee Waivers	(0.08%)	[2]
Total Annual Operating Expenses After Fee Waivers	4.13%
[1]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its administrative services fee from 0.10% to 0.02% through July 31, 2025. This arrangement may be terminated only by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares | USD ($)	415	1,271	2,141	4,376

Portfolio Turnover

The Defensive Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Defensive Allocation Fund is a “fund-of-funds” that seeks to provide an investment return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class such as long-short strategies. Non-traditional or alternative asset classes have tended over time to have a lower correlation with the broad U.S. stock and bond markets. The Fund allocates its assets among a variety of non-traditional or alternative asset classes listed below so as to capture diversifying returns from these non-traditional or alternative sources. The Defensive Allocation Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts.

The Fund intends to allocate its assets among a range of investment strategies. At any point in time, the Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures and other non-traditional strategies. In selecting Underlying Funds and asset class exposures, the Adviser will take asset diversification and potential volatility of return into account. The Underlying Funds include, among others, unaffiliated U.S. and foreign mutual funds and exchange traded funds, and unaffiliated limited partnerships, including hedge funds. At any time, investments in hedge funds will not exceed 15% of the Fund’s net assets. The Underlying Funds may invest in derivatives (e.g., futures, forwards, options, swaps or swaptions). A derivative is a contract whose value is based on performance of an underlying financial asset, index, rate, instrument or economic measure.

In seeking to achieve the Fund’s investment objective and preserve capital, the Adviser may invest a significant portion of the Fund’s net assets in cash and cash equivalents.

The Fund is non-diversified under the 1940 Act and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

Principal Risks
Performance Information

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns *

*	Year-to-date total return as of March 31, 2024 was 3.59%.

Best Quarter:	7.68% June 30, 2020
Worst Quarter:	(11.01%) March 31, 2020

The table below shows how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Aspiriant Defensive Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Aspiriant Defensive Allocation Fund Shares	7.99%	4.20%	3.29%	Dec. 14, 2015
Aspiriant Defensive Allocation Fund Shares | After Taxes on Distributions	6.63%	3.07%	2.30%	Dec. 14, 2015
Aspiriant Defensive Allocation Fund Shares | After Taxes on Distributions and Sales	4.93%	2.86%	2.23%	Dec. 14, 2015
HFRI Fund of Funds Composite Index (reflects no deduction of fees, expenses or taxes)	6.35%	5.14%	3.60%	Dec. 14, 2015
Bloomberg Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	5.53%	1.10%	1.46%	Dec. 14, 2015

Aspiriant Defensive Allocation Fund | Risk Lose Money [Member]
Because the value of your investment in the Defensive Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Aspiriant Defensive Allocation Fund | Asset Allocation Risk

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among various asset classes and underlying investments. The Fund will be exposed to risks of the asset classes, underlying investments and financial markets in which it invests. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it at any point in time.

Aspiriant Defensive Allocation Fund | Emerging Markets Risk

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Aspiriant Defensive Allocation Fund | Foreign Securities and Currencies Risk

Foreign Securities and Currencies Risk: The prices of foreign securities, including depositary receipts and foreign funds, may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Aspiriant Defensive Allocation Fund | Illiquid Investments Risk

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid.

Aspiriant Defensive Allocation Fund | Management and Operational Risk

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund’s operations.

Aspiriant Defensive Allocation Fund | Market Risk

Market Risk: The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods.

Aspiriant Defensive Allocation Fund | Political and Economic Risks

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Aspiriant Defensive Allocation Fund | Small and Mid Cap Company Risk

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Aspiriant Defensive Allocation Fund | Underlying Fund Risk

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Aspiriant Defensive Allocation Fund | Counterparty Risk

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty’s or third party’s credit risk and ability to perform in accordance with the terms of the transaction.

Aspiriant Defensive Allocation Fund | Derivatives Risk

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund’s derivate strategies and, for these and other reasons, a fund’s derivative strategies may not reduce the fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Aspiriant Defensive Allocation Fund | Large Shareholder Risk

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund’s operations.

Aspiriant Defensive Allocation Fund | Leverage Risk

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Aspiriant Defensive Allocation Fund | Short Sale Risk

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund’s potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Aspiriant Defensive Allocation Fund | Asset Backed Securities Risk
Call Risk: If an issuer calls higher-yielding debt instruments held by a fund, performance could be adversely impacted.
Aspiriant Defensive Allocation Fund | Credit Risk

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because a fund may significantly invest in high yield securities, the fund’s credit risks are greater than those of funds that buy only investment grade securities.

Aspiriant Defensive Allocation Fund | Defaulted Securities Risk

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Aspiriant Defensive Allocation Fund | Extension Risk Member

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Aspiriant Defensive Allocation Fund | High Yield Securities Risk

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for a fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. A fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, a fund may lose its entire investment.

Aspiriant Defensive Allocation Fund | Income Risk
Income Risk: A fund’s income could decline during periods of falling interest rates.
Aspiriant Defensive Allocation Fund | Interest Rate Risk

Interest Rate Risk: Interest rate risk is the risk that the value of a fund’s portfolio will decline because of rising interest rates. A fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Aspiriant Defensive Allocation Fund | Inverse Floaters Risk

Inverse Floaters Risk: The use of inverse floaters by a fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that a fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Aspiriant Defensive Allocation Fund | Preferred Securities Risk

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Aspiriant Defensive Allocation Fund | Prepayment Risk

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a fund’s higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Aspiriant Defensive Allocation Fund | Restricted Securities Risk

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Aspiriant Defensive Allocation Fund | Zero Coupon Bonds Risk

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Aspiriant Defensive Allocation Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk: The Fund is non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of fewer issuers as compared with diversified funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular issuer held by the Fund may affect its value more than if it invested in a larger number of issuers and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

Aspiriant Defensive Allocation Fund | Principal Risks of Underlying Funds and SMAs

Principal Risks of Underlying Funds and SMAs

Below is a summary of the principal risks of investing in the Defensive Allocation Fund as a result of its investments in the Underlying Funds and SMAs. References in this section to a “fund” are to the Underlying Funds and SMAs in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds and SMAs.

Aspiriant Defensive Allocation Fund | Alternative Strategies Risk

Alternative Strategies Risk: The performance of a fund that pursues alternative strategies is linked to the performance of highly volatile traditional and alternative asset classes (e.g., equities, fixed income, currencies and commodities). To the extent the Fund invests in such fund, the Fund’s share price will be exposed to potentially significant fluctuations in value. In addition, a fund that employs alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such fund’s investments. Depending on the particular alternative strategies used by a fund, it may be subject to risks not associated with more traditional investments.

Aspiriant Defensive Allocation Fund | Asset Backed Securities Risk

Asset-Backed Securities Risk: The risk that the impairment of the value of the collateral underlying the security in which a fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Aspiriant Defensive Allocation Fund | Commodity Risk

Commodity Risk: The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Aspiriant Defensive Allocation Fund | Covered Calls and Equity Collars

Covered Calls and Equity Collars: With respect to call options on individual equity securities, while a fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 10% of the fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, a fund simultaneously writes a call option and purchases a put option on the same instrument. With respect to call options on equity indexes, the holdings of individual securities underlying the index is deemed by the investment adviser to be covering the call option sold. A fund may invest in uncovered call options when the security has been sold before the option expires.

Aspiriant Defensive Allocation Fund | Floating Rate Loan Risk

Floating Rate Loan Risk: Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans issued by banks may be subject to extended trade settlement periods longer than seven days, which may delay a fund’s ability to pay redemption proceeds during a period of high volume shareholder redemptions. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.

Aspiriant Defensive Allocation Fund | Mortgage Backed Securities Risk

Mortgage-Backed Securities Risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Aspiriant Defensive Allocation Fund | REIT and Real Estate Risk

REIT and Real Estate Risk: Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Aspiriant Defensive Allocation Fund | Sector Risk

Sector Risk: At times, a fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Aspiriant Risk-Managed Taxable Bond Fund
Aspiriant Risk-Managed Taxable Bond Fund
Investment Objective
The Aspiriant Risk-Managed Taxable Bond Fund (the “Fund” or “Taxable Bond Fund”) seeks to maximize long-term total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Aspiriant Risk-Managed Taxable Bond Fund Aspiriant Risk-Managed Taxable Bond Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Aspiriant Risk-Managed Taxable Bond Fund Aspiriant Risk-Managed Taxable Bond Fund Shares
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.77%	[1]
Total Annual Operating Expenses	1.31%
Fee Waivers	(0.23%)	[2]
Total Annual Operating Expenses After Fee Waivers	1.08%
[1]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its advisory fee from 0.25% to 0.08% and administrative services fee from 0.10% to 0.04% through July 31, 2025. Each arrangement may be terminated only by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares | USD ($)	110	393	696	1,559

Portfolio Turnover

The Taxable Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Taxable Bond Fund is a “fund-of-funds” that seeks to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities.

The Taxable Bond Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

In selecting Underlying Funds and SMAs, the Adviser will take asset diversification and potential volatility of return into account. The portfolio management team expects to actively evaluate each Underlying Fund and SMA based on its potential return, its risk level, and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser will also actively manage the Fund’s risks on an on-going basis to mitigate the risk of excessive losses by the portfolio overall.

The Underlying Funds consist of unaffiliated U.S. and foreign mutual funds, exchange-traded funds, and unaffiliated limited partnerships, including hedge funds. Because investments in unaffiliated limited partnerships, including hedge funds, may be illiquid, the Fund will not make any such investment if such investment would result in the Fund holding more than 15% of its net assets in illiquid investments.

Principal Risks
Performance Information

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns *

*	Year-to-date total return as of March 31, 2024 was 0.26%.

Best Quarter:	6.33% December 31, 2023
Worst Quarter:	(5.55%) June 30, 2022

The table below shows how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Aspiriant Risk-Managed Taxable Bond Fund	1 Year	5 Years	Since Inception	Inception Date
Aspiriant Risk-Managed Taxable Bond Fund Shares	7.76%	1.67%	1.57%	Mar. 29, 2018
Aspiriant Risk-Managed Taxable Bond Fund Shares | After Taxes on Distributions	5.50%	(0.08%)	(0.11%)	Mar. 29, 2018
Aspiriant Risk-Managed Taxable Bond Fund Shares | After Taxes on Distributions and Sales	4.55%	0.61%	0.56%	Mar. 29, 2018
Bloomberg Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	5.53%	1.10%	1.22%	Mar. 29, 2018

Aspiriant Risk-Managed Taxable Bond Fund | Risk Lose Money [Member]
Because the value of your investment in the Taxable Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Aspiriant Risk-Managed Taxable Bond Fund | Asset Allocation Risk

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among the various Underlying Funds and SMAs. The Fund will be exposed to risks of the asset classes, underlying investments and financial markets in which it invests. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it at any point in time.

Aspiriant Risk-Managed Taxable Bond Fund | Emerging Markets Risk

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Aspiriant Risk-Managed Taxable Bond Fund | Foreign Securities and Currencies Risk

Foreign Securities and Currencies Risk: The prices of foreign securities, including depositary receipts and foreign funds, may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Aspiriant Risk-Managed Taxable Bond Fund | Illiquid Investments Risk

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid.

Aspiriant Risk-Managed Taxable Bond Fund | Management and Operational Risk

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund’s operations.

Aspiriant Risk-Managed Taxable Bond Fund | Market Risk

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods.

Aspiriant Risk-Managed Taxable Bond Fund | Political and Economic Risks

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Aspiriant Risk-Managed Taxable Bond Fund | Underlying Fund Risk

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Aspiriant Risk-Managed Taxable Bond Fund | Counterparty Risk

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty’s or third party’s credit risk and ability to perform in accordance with the terms of the transaction.

Aspiriant Risk-Managed Taxable Bond Fund | Derivatives Risk

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund’s derivate strategies and, for these and other reasons, a fund’s derivative strategies may not reduce the fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Aspiriant Risk-Managed Taxable Bond Fund | Large Shareholder Risk

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund’s operations.

Aspiriant Risk-Managed Taxable Bond Fund | Leverage Risk

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Aspiriant Risk-Managed Taxable Bond Fund | Short Sale Risk

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund’s potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Aspiriant Risk-Managed Taxable Bond Fund | Asset Backed Securities Risk
Call Risk: If an issuer calls higher-yielding debt instruments held by a fund, performance could be adversely impacted.
Aspiriant Risk-Managed Taxable Bond Fund | Credit Risk

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because a fund may significantly invest in high yield securities, the fund’s credit risks are greater than those of funds that buy only investment grade securities.

Aspiriant Risk-Managed Taxable Bond Fund | Defaulted Securities Risk

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Aspiriant Risk-Managed Taxable Bond Fund | Extension Risk Member

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Aspiriant Risk-Managed Taxable Bond Fund | High Yield Securities Risk

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for a fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. A fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, a fund may lose its entire investment.

Aspiriant Risk-Managed Taxable Bond Fund | Income Risk
Income Risk: A fund’s income could decline during periods of falling interest rates.
Aspiriant Risk-Managed Taxable Bond Fund | Interest Rate Risk

Interest Rate Risk: Interest rate risk is the risk that the value of a fund’s portfolio will decline because of rising interest rates. A fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Aspiriant Risk-Managed Taxable Bond Fund | Preferred Securities Risk

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Aspiriant Risk-Managed Taxable Bond Fund | Prepayment Risk

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a fund’s higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Aspiriant Risk-Managed Taxable Bond Fund | Restricted Securities Risk

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Aspiriant Risk-Managed Taxable Bond Fund | Zero Coupon Bonds Risk

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Aspiriant Risk-Managed Taxable Bond Fund | Principal Risks of Underlying Funds and SMAs

Principal Risks of Underlying Funds and SMAs

Below is a summary of the principal risks of investing in the Taxable Bond Fund as a result of its investments in the Underlying Funds and SMAs. References in this section to a “fund” are to the Underlying Funds and SMAs in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds and SMAs.

Aspiriant Risk-Managed Taxable Bond Fund | Asset Backed Securities Risk

Asset-Backed Securities Risk: The risk that the impairment of the value of the collateral underlying the security in which a fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Aspiriant Risk-Managed Taxable Bond Fund | Floating Rate Loan Risk

Floating Rate Loan Risk: Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans issued by banks may be subject to extended trade settlement periods longer than seven days, which may delay a fund’s ability to pay redemption proceeds during a period of high volume shareholder redemptions. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.

Aspiriant Risk-Managed Taxable Bond Fund | Mortgage Backed Securities Risk

Mortgage-Backed Securities Risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Aspiriant Risk-Managed Taxable Bond Fund | Sector Risk

Sector Risk: At times, a fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Aspiriant Risk-Managed Taxable Bond Fund | Inflation Indexed Bond Risk

Inflation-Indexed Bond Risk: The risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.